CAPITAL DISCLOSURE	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Disclosure [Abstract]
CAPITAL DISCLOSURE

22. CAPITAL DISCLOSURE

The Company manages its shareholders' deficiency, loans and convertible debts as capital. The Company's objective when managing capital is to safeguard the Company's ability to continue as a going concern in order to pursue the development of its assets and to maintain a flexible capital structure which optimizes the cost of capital at an acceptable risk. The Company manages the capital structure and adjusts it considering changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue debt or acquire or dispose of assets. In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions. As at December 31, 2021, the shareholders' deficiency was $14,798,215 (2020 - $11,443,589). The Company is not subject to any externally imposed capital requirements. The Company did not change its approach to capital management during the year ended December 31, 2021.